Disclosure of detailed information about options, valuation assumptions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Risk free interest rate	1.53%	0.73%	1.02%
Expected life (years)	5	5	5
Expected volatility	70.81%	69.80%	62.33%
Dividend yield	$ 0	$ 0	$ 0